Consolidated income statements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss
Interest income calculated using the effective interest method	R$ 1,435,428	R$ 942,808	R$ 775,515
Interest expenses	(543,242)	(184,335)	(256,717)
Net interest income	892,186	758,473	518,798
Revenues from services and commissions	542,569	257,145	130,457
Expenses from services and commissions	(100,297)	(71,611)	(56,627)
Net result from services and commissions	442,272	185,534	73,830
Income from securities	745,613	12,060	62,518
Net gains / (losses) from derivatives	(48,330)	(54,418)	4,235
Other revenues	190,082	109,882	52,843
Revenues	2,221,823	1,011,531	712,224
Other income		109,216
Impairment losses on financial assets	(595,581)	(213,688)	(138,570)
Personal expense	(443,328)	(229,096)	(169,198)
Depreciation and amortization	(94,251)	(43,659)	(17,463)
Other administrative expenses	(1,310,961)	(641,327)	(386,309)
Total Other Expenses (net of other revenues)	(2,444,121)	(1,018,554)	(711,540)
Income from equity interests in affiliates	(8,764)
Profit / (loss) before income tax	(231,062)	(7,023)	684
Current income tax and social contribution	(52,441)	(13,166)	(5,859)
Deferred income tax and social contribution	228,434	50,875	35,545
Income tax benefit	175,993	37,709	29,686
Profit / (loss) for the year	(55,068)	30,686	30,370
Profit attributable to:
Owners of the Company	(72,663)	17,911	27,683
Non-controlling interest	R$ 17,597	R$ 12,775	R$ 2,687
Earnings per share (in Brazilian Reais - BRL)
Basic earnings per share	R$ (0.0143)	R$ 0.0043	R$ 0.0050
Diluted earnings per share	R$ (0.0143)	R$ 0.0043	R$ 0.0050